Property and equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property and equipment

4. Property and equipment

	2011	2010

Survey equipment	$610,230	$605,751
Furniture and other equipment	526,105	526,105
Computers and software	1,046,915	1,014,455
Leasehold improvements	382,157	382,157
	2,565,407	2,528,468
Less accumulated depreciation, amortization and impairment	(2,161,106)	(2,002,664)

	$404,301	$525,804

Included in furniture and other equipment are assets held under capital lease agreements which have a net book value as follows:	2011	2010

Cost	$35,000	$35,000
Accumulated amortization	(22,028)	(18,785)
	$12,972	$16,215